EARNING (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2017	2016	2015
Net income (loss) attributable to the Company	$858,605	$(18,170,601)	$(7,504,262)
Weighted average outstanding ordinary shares-Basic	40,231,159	40,175,439	34,483,100
Weighted average outstanding ordinary shares- Diluted	40,333,646	40,175,439	34,483,100
Earnings (loss) per share:
Basic	$0.02	$(0.45)	$(0.22)
Diluted	$0.02	$(0.45)	$(0.22)

Schedule Of Earnings Per Share Basic And Diluted Continuing Operation [Table Text Block]
CONTINUING OPERATIONS	2017	2016	2015
Net income (loss) attributable to the Company	$858,605	$(18,170,601)	$(9,003,233)
Weighted average outstanding ordinary shares-Basic	40,231,159	40,175,439	34,483,100
Weighted average outstanding ordinary shares-Diluted	40,333,646	40,175,439	34,483,100

Earnings (loss) per share:
Basic	$0.02	$(0.45)	$(0.26)
Diluted	$0.02	$(0.45)	$(0.26)

Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation [Table Text Block]
DISCONTINUED OPERATIONS	2017	2016	2015
Net income earnings (loss) attributable to the Company	$-	$-	$1,498,971
Weighted average outstanding ordinary shares-Basic	-	-	34,483,100
Weighted average outstanding ordinary shares-Diluted	-	-	35,382,895

Earnings (loss) per share:
Basic	$-	$-	$0.40
Diluted	$-	$-	$0.40